FAIR VALUE (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Investments	$ 263,000	$ 184,000
Fair value, beginning	34,295,000	27,171,000
Option - PC Gold	4,576,000	5,216,000
Level 1
Statement [Line Items]
Investments	263,000	184,000
Fair value, beginning	0	0
Option - PC Gold	0	0
Level 2
Statement [Line Items]
Investments	0	0
Fair value, beginning	0	0
Option - PC Gold	0	0
Level 3
Statement [Line Items]
Investments	0	0
Fair value, beginning	34,295,000	27,171,000
Option - PC Gold	$ 4,576,000	$ 5,216,000